UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

Real Estate Asset Liquidity Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001653397

Central Index Key Number of underwriter (if applicable): Not applicable

Rod Hunt, (416) 974-0494

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated, June 4, 2019, of PricewaterhouseCoopers LLP, obtained by Real Estate Asset Liquidity Trust, which report sets forth the findings and conclusions, as applicable, of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 4, 2019	MONTREAL TRUST COMPANY OF CANADA, as trustee of REAL ESTATE ASSET LIQUIDITY TRUST, by its administrative agent ROYAL BANK OF CANADA, as Purchaser

	By:	/s/ Mike Cussen
Name: Mike Cussen
Title: Vice President, Business Credit

By:	/s/ Rod Hunt
Name: Rod Hunt
Title: Managing Director, Real Estate Lending

Exhibit 1 Agreed-upon procedures report, dated June 4, 2019, of PricewaterhouseCoopers LLP.

Exhibit 1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

Royal Bank of Canada, as administrative agent of Real Estate Asset Liquidity Trust (the “Company”)
RBC WaterPark Place
88 Queens Quay West, 11th Floor
Toronto, Ontario M5J 0B8

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company herein referred to “Specified Party”, solely to assist you with the procedures enumerated below with respect to Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Party.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party have requested that the procedures be performed on the forty-eight (48) loans secured by seventy-seven (77) properties herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

●	The value of collateral securing such assets; and

●s	The compliance of the originator of the assets with federal, state/provincial, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

With respect to any terms or requirements of the preliminary offering memorandum, investor presentation, term sheet and final preliminary offering memorandum (collectively, the “Transaction Documents”) that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction Documents.

It should be understood that we make no representations as to:

●	The interpretation of the Transaction Documents included in connection with our procedures;

●	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and

●	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purposes of this report:

●	The phrase “Cut-off Date” refers to the date of June 1, 2019.

●	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:

●	2019.06.02 10PM REALT 2018-1 Accountant Datatape.xlxs

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.

●	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

●	The phrase “compared and agreed” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

●	Capitalized terms, used but not defined, herein shall have the meanings ascribed to them in the Final Data File.

Source Documents included in the Loan File:

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●	The phrase “Amortization Table” refers to the schedule detailing each periodic payment of principal and interest and the loan’s beginning/remaining balance on each payment date, as contained in the Loan File.

●	The phrase “Appraisal” refers to the signed third-party appraisal report detailing the valuation of the property or summary provided by the Company detailing the opinion of value and opinion of value date for the respective loan, as contained in the Loan File.

●	The phrase “Asset Summary Report” refers to the detailed write-up prepared by the Company which summarizes the significant information about the property and structure of the loan, as contained in the Loan File.

●	The phrases “Borrower Financial Statements” and “Guarantor/Indemnitor Financial Statements” refer to most recent financial statements detailing the borrower/guarantor/indemnitor(s) financial performance, which was contained in the Loan File.

●	The phrase “Borrower Rate Lock Confirmation” refers to the signed agreement detailing the proposed loan terms and establishing the interest rate and confirmation by the Borrower prior to settlement, as contained in the Loan File.

●	The phrase “Canada Post” refers to postal code lookup tool included on the official Canada Post website, which was used to identify the postal code associated with the property's address.

●	The phrase “Closing Confirmation” refers to the signed agreement detailing the final loan terms based on the lender’s completion of underwriting, as contained in the Loan File.

●	The phrase “Commitment Letter” refers to the signed agreement detailing the proposed loan terms offered to the borrower (subject to the lender’s completion of underwriting), as contained in the Loan File.

●	The phrase “Discharge/Payout Stmt” refers to the payment statement indicating that the previous loan was repaid using proceeds from the current loan, and that the property was released from the previous lien, as contained in the Loan File.

●	The phrase “Discharge/Payout Stmt” refers to the payment statement indicating that the previous loan was repaid using proceeds from the current loan, and that the property was released from the previous lien, as contained in the Loan File.

●
The phrase “Discharge/Payout Stmt” refers to the payment statement indicating that the previous loan was repaid using proceeds from the current loan, and that the property was released from the previous lien, as contained in the Loan File.

●
The phrase “Engineering Report” refers to the signed third-party property condition assessment, certificate of substantial completion or architect certificate - each document detailing the physical condition and any required/proposed repairs needed at the property, as contained in the Loan File.

●	The phrase “Environmental Report” refers to the signed third-party phase I, phase II, hazardous building materials assessment, remedial soil excavation or client environmental questionnaire. Each document details various environmental assessments related to the property, as contained in the Loan File.

●	The phrase “Executed Legal Summary” refers to the signed document summarizing the detailed loan and security terms and property information abstracted by the Company’s representative counsel, as contained in the Loan File.

●	The phrase “Ground Lease” refers to the signed ground lease agreement detailing the legal terms of the borrower’s leasing of the land, as included in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

●	The phrase “Guarantee” refers to the signed guarantee agreement or amendments/assumptions thereof, detailing the legal terms of recourse, as contained in the Loan File.

●	The phrase “Intercreditor Agreement” refers to the signed agreement detailing the rights and liabilities of each creditor, as contained in the Loan File.

●	The phrase “Mortgage/Hypotheque” refers to the charge, mortgage note, or amendments/assumptions thereof, detailing the legal terms of the loan, as contained in the Loan File.

●	The phrase “Mortgage Loan Closing Statement” refers to the signed payment statement detailing the sources and uses of the loan proceeds on the settlement date, as contained in the Loan File.

●	The phrase “Mortgage Loan Purchase Agreement” or “Mortgage Sale and Administration Agreement” refers to the signed contract of sale detailing the transfer of ownership of the loan from the originator to the Company, as contained in the Loan File.

●	The phrase “Operating Statement” refers to the most recent financial statements detailing the property’s operating performance, as contained in the Loan File.

●	The phrase “Peer Review” refers to the signed third-party review form prepared by a second environmental firm, which summarizes the original environmental firm’s findings and the appropriateness of their environmental report, as contained in the Loan File.

●	The phrase “Purchase & Sale Agreement” refers to the signed contract of sale detailing the transfer of ownership of the property from the seller to the borrower, as contained in the Loan File.

●	The phrase “Recomputation” as use hereinafter, refers to a recomputation using the Specified Attribute included in the Final Data File.

●	The phrase “Rent Roll” refers to the schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File.

●	The phrase “Site Inspection Report” refers to the summary worksheet detailing the condition of the property identified during the Company’s on-site inspection of the property, as contained in the Loan File.

●	The phrase “Subordination & Standstill Agreement” refers to the signed agreement detailing the legal terms and priority of repayment related to additional liens against the property, as contained in the Loan File.

●	The phrase “Title Insurance Policy” refers to the signed title policy indicating the property’s address and current ownership, as contained in the Loan File.

●	The phrase “Underwriting Cash Flow in Asset Summary Report” refers to the property’s most recent three years of historical financial statement information and the Company’s underwriting projections, as contained in the Asset Summary Report.

From April 23, 2019 through June 4 2019, the Company provided us with the Source Documents

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Party including for purposes of substantiating the Specified Party’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Party.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”),  that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

June 4, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Real Estate Asset Liquidity Trust

Commercial Mortgage Pass-Through Certificates, Series 2019-1

Exhibits

Exhibit A - Specified Attributes
Exhibit B - Recalculated Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 Specified Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels	Notes
0	Control Number	None - Company Provided	None
1	Cut_off_Date_Balance	Amortization Table	None
4	Loan_Originator	Mortgage/Hypotheque, Mortgage Loan Purchase Agreement	None
5	Loan Number	Executed Legal Summary	None
6	Loan_Purpose	Purchase & Sale Agreement, Mortgage Loan Closing Statement, Discharge/Payout Stmt, Asset Summary Report	None
7	DealName_ or_PropertyName	Executed Legal Summary	None
8	Property_Address	Title Insurance Policy	None
9	Property_City	Title Insurance Policy	None
10	Property_Province	Title Insurance Policy	None
11	Property_Postal_Code	Canada Post	None
12	Property_Type	Appraisal or Engineering Report, RBC Underwriting Guideline	None
13	Loan Amount	Mortgage/Hypotheque	None
14	Priority of Lender's Security (ie. First)	Title Insurance Policy	None
15	Payment_Type	Commitment Letter	None
16	Daycount	Amortization Table, Recomputation	None
17	Payment Frequency	Mortgage/Hypotheque	None
18	Payment Date Grace Period	Executed Legal Summary	None
19	Mortgage_InterestRate_Fixed_or_Variable	Commitment Letter	None
20	Semi-Annual, not in advance Interest Rate	Mortgage/Hypotheque	None
22	Administrative Cost Rate	None - Company Provided	None
25	Full Maturity Term (Mos) (ARD for Balloon Loans and Fully Amortizing, Full Maturity for Hyperam Loans)	Borrower Rate Lock Confirmation, Mortgage/Hypotheque	None
26	Anticipated Repayment Term in Months (ARD Months)	Borrower Rate Lock Confirmation, Mortgage/Hypotheque	None
28	Final Amortization Term in Months	Borrower Rate Lock Confirmation, Mortgage/Hypotheque	None
30	Cut-Off Date (Paid Through Date)	None – Company Provided	None
32	Closing / Funding Date	Borrower Rate Lock Confirmation	None
33	Interest Adjustment Date	Mortgage/Hypotheque	None
34	First Payment Date	Mortgage/Hypotheque	None
35	Maturity Date (ard date if balloon or fully amortizing, full maturity date if hyperam)	Mortgage/Hypotheque	None
36	Anticipated Repayment Date (ARD date if balloon or fully amortizing, hyperam start date if hyperam)	Mortgage/Hypotheque	None
37	Balloon_Amount	Amortization Table	None
38	Amortization Description (Balloon, HyperAm or Fully Amortizing)	Executed Legal Summary	None
39	HyperAmortization Start Date, if applicable	Mortgage/Hypotheque	None
40	Step-up interest Rate for Hyperam Loans	Mortgage/Hypotheque	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 Specified Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels	Notes
41	Remaining Prepayment Restrictions	Recomputation, Executed Legal Summary	None
42	Remaining Closed Period (excluding YM and/or Defeasance) and expressed as # of payment dates, excluding Maturity Date)	Commitment Letter, Recomputation, Executed Legal Summary	None
43	Yield Maintenance Minimum	Mortgage/Hypotheque, Commitment Letter	None
44	Yield Maintenance Begin Date	Mortgage/Hypotheque, Commitment Letter	None
45	Yield Maintenance End Date	Mortgage/Hypotheque, Commitment Letter	None
46	Remaining Yield Maintenance Period (expressed as # of payment dates, excluding Maturity Date)	Commitment Letter, Recomputation, Executed Legal Summary	None
47	Yield Maintenance Spread (0, -0.50%, -1.0%, etc.)	Mortgage/Hypotheque, Commitment Letter	None
48	Defeasance Begin Date	Mortgage/Hypotheque, Commitment Letter	None
49	Defeasance Fee (expressed as %, $ or N/A if not applicable)	Executed Legal Summary	None
50	Non-Penalty Open Period (expressed as # of payment dates, including the Maturity Date)	Commitment Letter, Executed Legal Summary	None
51	Final Prepay Description (Yield Maintenance, Defeasance or Closed)	Commitment Letter, Executed Legal Summary	None
52	Monthly Blended Principal and Interest Payment	Mortgage/Hypotheque	None
54	YR3_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
55	YR2_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
56	YR1_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
57	YR0_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
58	YR3_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
59	YR2_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
60	YR1_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
61	YR3_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 Specified Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels	Notes
“N/A”, if no financial information was provided for this period.
62	YR2_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
63	YR1_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
64	YR0_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
65	YR0 (U/W) Replacement Reserves (or FF& E for Hotel)	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
67	YR0_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report. “N/A”, if no financial information was provided for this period.	$1.00
70	Reconciled_Appraised_Value	Appraisal	None
71	Appraisal_Value_Date	Appraisal	None
74	Borrower_Entity_Name	Mortgage/Hypotheque	None
75	Borrower_Entity_Type	Executed Legal Summary	None
76	Is Borrower a Canadian resident entity? Y, N	Executed Legal Summary	None
77	Is Borrower a single asset entity, as identified by Lender? Y, N or Unknown	Executed Legal Summary	None
78	Any Recourse (excluding carve-outs) or Guarantee? Y, N	Guarantee, Mortgage/Hypotheque, Executed Legal Summary, Commitment Letter	None
79	Amount of Recourse specified in Loan Documents (100%, 50%, $). N/A if not applicable	Guarantee, Mortgage/Hypotheque, Executed Legal Summary, Commitment Letter	None
80	To whom does Lender have Recourse (list names, including Borrower). N/A if not applicable	Guarantee, Mortgage/Hypotheque, Executed Legal Summary, Commitment Letter	None
81	Is this Loan cross-collateralized and cross-defaulted with other loans? Y, N	Commitment Letter, Executed Legal Summary	None
82	If Loan is cross-collateralized and cross-defaulted, name(s) of other crossed loans. N/A if not applicable	Commitment Letter, Executed Legal Summary	None
83	If Loan is cross-collateralized and cross-defaulted, loan number(s) of other crossed loans. N/A if not applicable	Commitment Letter, Executed Legal Summary	None
84	Is this Loan related to other loans or other Seller loans in same securitization? Y, N	Executed Legal Summary	None
85	If Loan is related to other loans or other Seller loans, name and relationship of Borrower or Principal on other loans in same securitization. N/A if not applicable	Executed Legal Summary	None
86	If Loan is related to other loans or Seller Loans, loan number(s) of other related loans. N/A if not applicable	Executed Legal Summary	None

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Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 Specified Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels	Notes
87	Year_Built	Appraisal or Engineering Report	None
88	Year_Renovated	Appraisal or Engineering Report	None
89	Net Rentable Area	Rent Roll, Operating Statement	None
91	Net/Occupied_Rentable_Area_Units_Measure	Rent Roll, Operating Statement	None
92	Occupied_Rentable_Area	Rent Roll, Operating Statement	None
93	YR3_Physical Occupancy	Asset Summary Report, Rent Roll	None
94	YR2_Physical Occupancy	Asset Summary Report, Rent Roll	None
95	YR1_Physical Occupancy	Asset Summary Report, Rent Roll	None
96	Physical Occupancy	Rent Roll, Recomputation	None
97	Rent Roll Date (Also Occupancy % Date)	Rent Roll	None
98	Number_Separately_Assessed_IncomeProducing_Properties	Executed Legal Summary	None
99	Is the Property a condominium unit(s) or strata title? Y/N	Executed Legal Summary	None
100	Fee, Leasehold or Fee and Leasehold	Ground Lease, Title Insurance Policy, Executed Legal Summary	None
101	Does the Property consist in whole or in part of a leasehold interest? Y, N	Ground Lease, Title Insurance Policy, Executed Legal Summary	None
102	Ground Lease expiration date (excluding renewals). N/A if not applicable	Ground Lease, Title Insurance Policy, Executed Legal Summary	None
103	Any subordinate debt secured by the Property? Y, N	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	None
104	Nature of subordinate security. N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	None
105	Amount of subordinate debt outstanding. $ or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	None
106	Is existing subordinate debt subject to subordination provisions? Y, N or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	None
107	Is existing subordinate debt subject to standstill provisions? Y, N or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	None
108	Do Loan Documents permit future subordinate debt? Y, N	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	None
109	If future subordinate debt permitted, provide information on Lender consent, LTV/DSCR and Subordination and Standstill Agreement requirements. N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter, Executed Legal Summary	None
110	Remaining Defeasance Period (expressed as # of payment dates, excluding Maturity Date)	Commitment Letter, Recomputation, Executed Legal Summary	None
111	Any provision in Loan Documents allowing Borrower to obtain a release of part of the Property from Lender's security? Y, N	Commitment Letter, Executed Legal Summary	None
112	If Loan Documents allow Borrower to obtain release of part of the Property from Lender's security, describe release provisions. N/A if not applicable	Executed Legal Summary, Commitment Letter	None
113	Any provision in Loan Documents allowing Borrower to substitute new Property as collateral for existing Property collateral (other than defeasance) Y, N	Commitment Letter, Executed Legal Summary	None
114	If Loan Documents allow Borrower to substitute new Property as collateral, describe. N/A if not applicable	Executed Legal Summary, Commitment Letter	None
115	Pool_Code	None - Company Provided	None

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Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 Specified Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels	Notes
116	Site_Inspection_Date	Site Inspection Report	None
117	Envir_Report_Firm	Environmental Report, Peer Review	None
118	Envir_Report_Type	Environmental Report, Peer Review	None
119	Envir_Report_Analysis_Date	Environmental Report, Peer Review	None
120	Engineering_Firm	Engineering Report, Certificate of Substantial Completion, Architect Certificate	None
121	Engineering_Date	Engineering Report, Certificate of Substantial Completion, Architect Certificate	None
122	Replacement Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
123	Repair Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
124	Environmental Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
125	Debt Service Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
126	Realty Tax Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
127	Lease Rollover Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
128	Other Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
129	Other Reserve: Immediate (Type/Description)	Borrower Rate Lock Confirmation, Closing Confirmation	None
130	Replacement Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
131	Repair Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
132	Environmental Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
133	Debt Service Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
134	Realty Tax Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
135	Lease Rollover Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
136	Other Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation	None
137	Other Reserve: Monthly ($) (Type/Description)	Borrower Rate Lock Confirmation, Closing Confirmation	None
138	Any Future Reserves? Y/N	Closing Confirmation, Executed Legal Summary	None
139	Description of Future Reserves	Closing Confirmation, Executed Legal Summary	None
140	Lock Box requirement? Y, N	Executed Legal Summary	None
141	Lock Box Hard or Soft? N/A if not applicable	Executed Legal Summary	None
142	Lock Box Springing? Y, N or N/A	Executed Legal Summary	None
143	Participation or 100% Ownership	Provided (Legal Summary), Mortgage/Hypotheque	None
144	Single Tenant (Y/N)	Rent Roll	None
145	% Occupied by Owner	Rent Roll, Estoppel, Recomputation	None
146	Owner Occupied (Y/N)	Rent Roll, Estoppel, Tenant Leases	None
147	Largest_Tenant_Name	Rent Roll	None	(1)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 Specified Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels	Notes
149	Largest_Tenant_SqFt	Rent Roll	None	(1)
151	Largest_Tenant_Exp_Date	Rent Roll	None	(1)
152	2nd_Largest_Tenant_Name	Rent Roll	None	(1)
154	2nd_Largest_Tenant_SqFt	Rent Roll	None	(1)
156	2nd_Largest_Tenant_Exp_Date	Rent Roll	None	(1)
157	3rd_Largest_Tenant_Name	Rent Roll	None	(1)
159	3rd_Largest_Tenant_SqFt	Rent Roll	None	(1)
161	3rd_Largest_Tenant_Exp_Date	Rent Roll	None	(1)
162	Tenant Expiry Year0 Ending	Asset Summary Report	None	(1), (2)
163	Number of Scheduled Lease Expiries in Year0	Rent Roll, Recomputation	None	(1), (2)
164	Total NRSF Expiring in Year0	Rent Roll, Recomputation	None	(1), (2)
166	Number of Scheduled Lease Expiries in Year1	Rent Roll, Recomputation	None	(1), (2)
167	Total NRSF Expiring in Year1	Rent Roll, Recomputation	None	(1), (2)
169	Number of Scheduled Lease Expiries in Year2	Rent Roll, Recomputation	None	(1), (2)
170	Total NRSF Expiring in Year2	Rent Roll, Recomputation	None	(1), (2)
172	Number of Scheduled Lease Expiries in Year3	Rent Roll, Recomputation	None	(1), (2)
173	Total NRSF Expiring in Year3	Rent Roll, Recomputation	None	(1), (2)
175	Number of Scheduled Lease Expiries in Year4	Rent Roll, Recomputation	None	(1), (2)
176	Total NRSF Expiring in Year4	Rent Roll, Recomputation	None	(1), (2)
178	Number of Scheduled Lease Expiries in Year5	Rent Roll, Recomputation	None	(1), (2)
179	Total NRSF Expiring in Year5	Rent Roll, Recomputation	None	(1), (2)
181	Number of Scheduled Lease Expiries in Year6	Rent Roll, Recomputation	None	(1), (2)
182	Total NRSF Expiring in Year6	Rent Roll, Recomputation	None	(1), (2)
184	Number of Scheduled Lease Expiries in Year7	Rent Roll, Recomputation	None	(1), (2)
185	Total NRSF Expiring in Year7	Rent Roll, Recomputation	None	(1), (2)
187	Number of Scheduled Lease Expiries in Year8	Rent Roll, Recomputation	None	(1), (2)
188	Total NRSF Expiring in Year8	Rent Roll, Recomputation	None	(1), (2)
190	Number of Scheduled Lease Expiries in Year9	Rent Roll, Recomputation	None	(1), (2)
191	Total NRSF Expiring in Year9	Rent Roll, Recomputation	None	(1), (2)
193	Number of Scheduled Lease Expiries in Year10	Rent Roll, Recomputation	None	(1), (2)
194	Total NRSF Expiring in Year10	Rent Roll, Recomputation	None	(1), (2)
196	Pari Passu? Y/N	Participation Agreement, Provided (Legal Summary)	None
197	If Pari Passu, initial or balance?	Participation Agreement, Provided (Legal Summary)	None
198	Pari Passu %	Participation Agreement, Provided (Legal Summary)	None
199	If Balance, name of Pool Code of initial	Participation Agreement, Provided (Legal Summary)	None
200	A Note Whole Loan Amount	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
201	A Note Whole Loan Cut-Off Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
202	A Note Whole Loan Balloon Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 Specified Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels	Notes
203	A Note Whole Loan Monthly Payment	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
204	A Note Pooled Loan Amount	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
205	A Note Pooled Cut-Off Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
206	A Note Pooled Loan Balloon Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
207	A Note Pooled Loan Monthly Payment	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
208	A Note Non-Pooled Loan Amount	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
209	A Note Non-Pooled Cut-Off Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
210	A Note Non-Pooled Loan Balloon Balance	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
211	A Note Non-Pooled Loan Monthly Payment	Participation Agreement, Amortization Table, Provided (Legal Summary)	None
212	A/B Note? Y/N	Intercreditor Agreement, Provided (Legal Summary)	None
213	B Note Amount	Intercreditor Agreement, Provided (Legal Summary)	None
214	Assumption Fee	Commitment Letter	None
215	Has the Whole Loan been previously securitized? Y/N/Unknown	None - Company Provided	None
216	If the Whole Loan was previously securitized, which CMBS Issue was it securitized in?	None - Company Provided	None
217	Date of Operating Statement	Operating Statement	None
218	Date of Guarantor / Indemnitor Financial Statement	Borrower/Guarantor/Indemnitor Financial Statements	None
219	Additional Notes	None - Company Provided	None
220	Closed End Date (day prior to Closed or Defeasance End Date or N/A for Yield Maintenance Loans)	Mortgage/Hypotheque, Commitment Letter	None
221	Subordinate or B Note Orig Amt ($)	Intercreditor Agreement, Commitment Letter, Legal Summary	None
224	Subordinate or B Note Orig Term (Mths)	Intercreditor Agreement, Commitment Letter, Legal Summary	None
226	Subordinate or B Note Orig Amort (Mths)	Intercreditor Agreement, Commitment Letter, Legal Summary	None
228	Subordinate or B Note Interest Rate	Intercreditor Agreement, Commitment Letter, Legal Summary	None
229	Subordinate or B Note Mth P&I	Intercreditor Agreement, Commitment Letter, Legal Summary, Recomputation	None
250	Name of B Note holder. N/A if not applicable	Intercreditor Agreement, Commitment Letter, Legal Summary	None
251	Is there any known litigation as identified by Seller? Y, N. If Y, describe	Legal Summary	None

#	Notes
(1)	This Specified Attribute is not applicable (“N/A”), for Multifamily, Self Storage, Retirement and Manufactured Home Community property types.
(2)	Only in scope for Control Numbers 1, 2, 3.1, 3.2, 4 & 5.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
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Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1 Specified Attributes	EXHIBIT A

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Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels	Notes
2	Percentage of Cut off Date Balance	Recomputation from the Final Data File in which the Cut_off_Date_Balance was divided by the aggregate Cut_off_Date_Balance of the Underlying Assets.	None
3	Cumulative percentage Cut off date Balance
Recomputation from the Final Data File in which the loan’s Percentage of Cut off Date Balance was added to the sum of the Percentage of Cut off Date Balances for all loans which have a Cut_off_Date_Balance larger than the respective loan.
None
21	Monthly_Compounding_MortgageRate	Product of (i) (((1+ semi annual interest rate/2)^(2/12))-1) and (ii) 12	None
23	Net mortgage rate	Recomputation from the Final Data File in which the Administrative Cost Rate was subtracted from the Monthly_Compounding_MortgageRate.	None
24	NCF Debt Yield at Origination	Recomputation from the Final Data File in which the YR0_Net_Cash_Flow was divided by the Loan Amount.	None	(3), (4)
27	Remaining_Term_to_Maturity_ARD_Mos
Recomputation from the Final Data File in which the number of monthly payments occurring between the Cut-Off Date (Paid Through Date) and the Anticipated Repayment Date (ARD date if balloon or fully amortizing, hyperam start date if hyperam) were counted.
None
29	Remaining_Amortization_Term	Recomputation from the Final Data File in which the Seasoning (Number of Loan Payments including Cut-off Date payment) was deducted from the Final Amortization Term in Months.	None
31	Seasoning (Number of Loan Payments including Cut-Off Date payment)
Recomputation from the Final Data File in which the number of monthly payments occurring between the loan’s First Payment Date, through and including, the Cut-off Date (Paid Through Date) were counted.
None
53	Annual_Debt_Service	Recomputation from the Final Data File in which the Monthly Blended Principal and Interest Payment was multiplied by 12.	None
66	Adjusted UW NOI (UW NOI + UW Replacement or FFE Reserves)	Recomputation from the Final Data File in which the YR0_Net_Operating_Income was added to the YR0 (U/W) Replacement Reserves (or FF&E for Hotel).	None
68	Adjusted Underwritten NOI DSCR (UW NOI + U/W Replacement or FFE Reserves / Annual Debt Service)	Recomputation from the Final Data File in which the Adjusted UW NOI (UW NOI + UW Replacement or FFE Reserves) was divided by the Annual_Debt_Service.	None	(3), (4)
69	UW_NCF_DSCR	Recomputation from the Final Data File in which the YR0_Net_Cash_Flow was divided by the Annual_Debt_Service.	None	(3), (4)
72	Cut_Off_Date_LTV	Recomputation from the Final Data File in which the Cut-off Balance was divided by the Appraised Value.	None	(3), (4)
73	Balloon_LTV	Recomputation from the Final Data File in which the Balloon_Amount was divided by the Appraised Value.	None	(3), (4)
90	Current Balance Per Sq Ft, Unit, Pad or Room	Recomputation from the Final Data File in which the Cut_off_Date_Balance was divided by the Net Rentable Area.	None	(3), (4)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels	Notes
148	Largest Tenant % of Total Underwritten Base Rent	Recomputation from the Rent Roll in which the largest tenant's total base rent was divided by the total underwritten base rent for the property.	None	(1), (2)
150	Largest Tenant % of Total NRSF	Recomputation from the Final Data File in which the Largest_Tenant_SqFt was divided by the Net Rentable Area.	None	(1), (2)
153	2nd Largest Tenant % of Total Underwritten Base Rent	Recomputation from the Rent Roll in which the 2nd largest tenant's total base rent was divided by the total underwritten base rent for the property.	None	(1), (2)
155	2nd Largest Tenant % of Total NRSF	Recomputation from the Final Data File in which the 2nd_Largest_Tenant_SqFt was divided by the Net Rentable Area.	None	(1), (2)
158	3rd Largest Tenant % of Total Underwritten Base Rent	Recomputation from the Rent Roll in which the 3rd largest tenant's total base rent was divided by the total underwritten base rent for the property.	None	(1), (2)
160	3rd Largest Tenant % of Total NRSF	Recomputation from the Final Data File in which the 3rd_Largest_Tenant_SqFt was divided by the Net Rentable Area.	None	(1), (2)
165	% of Total NRSF Expiring in Year0
If tenant lease(s) expire in Year 0, recomputation from the Final Data File in which the Total NRSF Expiring in Year 0 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 0.
			None	(1), (2)
168	% of Total NRSF Expiring in Year1
If tenant lease(s) expire in Year 1, recomputation from the Final Data File in which the Total NRSF Expiring in Year1 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 1.
			None	(1), (2)
171	% of Total NRSF Expiring in Year2
If tenant lease(s) expire in Year 2, recomputation from the Final Data File in which the Total NRSF Expiring in Year2 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 2.
			None	(1), (2)
174	% of Total NRSF Expiring in Year3
If tenant lease(s) expire in Year 3, recomputation from the Final Data File in which the Total NRSF Expiring in Year3 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 3.
			None	(1), (2)
177	% of Total NRSF Expiring in Year4
If tenant lease(s) expire in Year 4, recomputation from the Final Data File in which the Total NRSF Expiring in Year4 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 4.
			None	(1), (2)
180	% of Total NRSF Expiring in Year5
If tenant lease(s) expire in Year 5, recomputation from the Final Data File in which the Total NRSF Expiring in Year5 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 5.
			None	(1), (2)
183	% of Total NRSF Expiring in Year6
If tenant lease(s) expire in Year 6, recomputation from the Final Data File in which the Total NRSF Expiring in Year6 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 6.
			None	(1), (2)
186	% of Total NRSF Expiring in Year7	If tenant lease(s) expire in Year 7, recomputation from the Final Data File in which the Total NRSF Expiring in Year7 was	None	(1), (2)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20

Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels	Notes
		divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 7.
189	% of Total NRSF Expiring in Year8
If tenant lease(s) expire in Year 8, recomputation from the Final Data File in which the Total NRSF Expiring in Year8 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 8.
			None	(1), (2)
192	% of Total NRSF Expiring in Year9
If tenant lease(s) expire in Year 9, recomputation from the Final Data File in which the Total NRSF Expiring in Year9 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 9.
			None	(1), (2)
195	% of Total NRSF Expiring in Year10
If tenant lease(s) expire in Year 10, recomputation from the Final Data File in which the Total NRSF Expiring in Year10 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 10.
			None	(1), (2)
222	Subordinate or B Note Cut off Amt ($)	Equal to Subordinate Debt or B Note Cut Off Date amount(as stated in the Amortization Schedule) or the Subordinate Debt or B Note Original Loan Amount (if Interest Only).	None
223	Subordinate or B Note Balloon Bal ($)	Equal to Subordinate Debt or B Note Balloon amount(as stated in the Amortization Schedule) or the Subordinate Debt or B Note Original Loan Amount (if Interest Only).	None
225	Subordinate or B Note Remain Term (Mths)	Sum of (i) Subordinate Debt or B Note Original Term in Months less (ii) Seasoning in months.	None
227	Subordinate or B Note Remain Amort (Mths)	Sum of (i) Subordinate Debt or B Note Original Amortization in months less (ii) Seasoning in months.	None
230	Subordinate or B Note Annual P&I	Product of (i) Subordinate Debt or B Note Monthly P&I and (ii) 12.	None
231	Total Debt (A Note + B Note + Subordinate) Original Amt ($)	Sum of (i) A Note Original Loan Amount and (ii) Subordinate Debt or B Note Original Loan Amount.	None	(4)
232	Total Debt (A Note + B Note + Subordinate) Cut off Date Amt ($)	Sum of (i) A Note Cut Off Loan Amount and (ii) Subordinate Debt or B Note Cut Off Loan Amount.	None	(4)
233	Total Debt (A Note + B Note + Subordinate) Balloon Balance ($)	Sum of (i) A Note Balloon Loan Amount and (ii) Subordinate Debt or B Note Balloon Loan Amount.	None	(4)
234	Total Debt (A Note + B Note + Subordinate) Mth P&I	Sum of (i) Subordinate Debt or B Note Monthly P&I and (ii) A Note Monthly P&I.	None	(4)
235	Total Debt (A Note + B Note + Subordinate) Annual P&I	Product of (i) Sum of (i) A Note Monthly P&I and (ii) Subordinate Debt or B Note Monthly P&I and (ii) 12.	None	(4)
236	Total Debt (A Note + B Note + Subordinate) Loan PSF	Quotient of (i) Total Debt (sum of (a) A Note and (b) B Note and (c) Subordinate Debt Original Amount) and (ii) Total Square Feet, Units, Pads or Rooms.	None	(4)
237	Total Debt (A Note + B Note + Subordinate) NOI DSCR	Quotient of (i) Underwritten Net Operating Income and (ii) Total Debt Annual P&I (sum of (a) A Note and (b) B Note (c) Subordinate Debt Annual P&I).	None	(4)

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Real Estate Asset Liquidity Trust Commercial Mortgage Pass-Through Certificates, Series 2019-1	EXHIBIT B

#	Specified Attribute	Calculation	Tolerance Levels	Notes
238	Total Debt (A Note + B Note + Subordinate) NCF DSCR	Quotient of (i) Underwritten Net Cash Flow and (ii) Total Debt Annual P&I (sum of (a) A Note and (b) B Note and (c) Subordinate Debt Annual P&I).	None	(4)
239	Total Debt (A Note + B Note + Subordinate) Orig LTV	Quotient of (i) Total Debt Original Amount (sum of (a) A Note and (b) B Note and (c) Subordinate Debt Original Amount) and (ii) Appraisal Value.	None	(4)
240	Total Debt (A Note + B Note + Subordinate) Cut off LTV	Quotient of (i) Total Debt Original Amount (sum of (a) A Note and (b) B Note and (c) Subordinate Debt Cut Off Date Amount) and (ii) Appraisal Value.	None	(4)
241	Total Debt (A Note + B Note + Subordinate) Balloon LTV	Quotient of (i) Total Debt Original Amount (sum of (a) A Note and (b) B Note and (c) Subordinate Debt Balloon Balance) and (ii) Appraisal Value.	None	(4)
242	Total Debt (A Note + B Note + Subordinate) Debt Yield	Quotient of (i) Underwritten Net Cash Flow and (ii) Total Debt Original Amount (sum of (a) A Note and (b) B Note and (c) Subordinate Debt Original Amount).	None	(4)
243	A Note Loan PSF	Quotient of (i) A Note Original Loan Amount and (ii) Square Feet, Units, Pads or Rooms.	None	(4)
244	A Note NOI DSCR	Quotient of (i) Underwritten Net Operating Income and (ii) A Note Annual Debt Service.	None	(4)
245	A Note NCF DSCR	Quotient of (i) Underwritten Net Cash Flow and (ii) A Note Annual Debt Service.	None	(4)
246	A Note Orig LTV	Quotient of (i) A Note Original Loan Balance and (ii) Appraisal Value.	None	(4)
247	A Note Cut off LTV	Quotient of (i) A Note Cut off Date Balance and (ii) Appraisal Value.	None	(4)
248	A Note Balloon LTV	Quotient of (i) A Note Balloon Balance/ and (ii) Appraisal Value.	None	(4)
249	A Note Debt Yield	Quotient of (i) Underwritten Net Cash Flow and (ii) A Note Loan Balance.	None	(4)

#	Notes
(1)	This Specified Attribute is not applicable (“N/A”), for Multifamily, Self Storage, Retirement and Manufactured Home Community property types.
(2)	Only in scope for Control Numbers 1, 2, 3.1, 3.2, 4 & 5.
(3)
With respect to Control Number 3.2 (The Mount-Tremblant), the re-computation used an aggregate of the relevant values from the first lien, 3.1 (Mount-Tremblant Retail) and the second lien, 3.2 (Mount-Tremblant Retail Two). With respect to Control Number 6 (The Redwoods Retirement), the re-computation used an aggregate of the relevant values from the first advance, 6.1 (The Redwoods Retirement I) and the second advance, 6.2 (The Redwoods Retirement II).

(4)
With respect to control numbers 2, 3.1, 3.2, 5 and 6, the re-computation includes the total loan balances (original, cut-off and balloon) and, where applicable, total debt service (monthly and annual) of the pooled interest (in the REALT 2019-1 transaction) and non-pooled interest (in the REALT 2018-1 transaction)

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